401(k) Plans	12 Months Ended
Dec. 31, 2014
401(k) Plans
401(k) Plans

12. 401(k) Plans

We have a defined contribution plan, which generally covers all non-union United States employees meeting certain service requirements. Eligible employees may elect to defer from 1% to 25% of compensation per pay period up to the amount allowed by the Code. In addition, IME operates a defined contribution plan, which is similar to our United States 401(k) Plan. We make matching contributions based on the amount of an employee’s contribution in accordance with the plan documents. We have expensed $18,026, $19,999 and $18,306 for the years ended December 31, 2012, 2013 and 2014, respectively.